Staff costs (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Disclosure of staff costs

	2023	2022	2021
	£m	£m	£m
Performance costs	1,308	1,398	1,308
Salaries	2,921	2,637	2,245
Social security costs	374	352	297
Post-retirement benefits[a]	298	188	181
Other compensation costs	221	205	172
Total compensation costs[b]	5,122	4,780	4,203

Other resourcing costs
Outsourcing	206	259	136
Redundancy and restructuring	176	45	49
Temporary staff costs	22	25	17
Other	65	83	51
Total other resourcing costs	469	412	253

Total staff costs	5,591	5,192	4,456
Notes
aPost-retirement benefits charge includes £180m (2022: £140m; 2021: £121m) in respect of defined contribution schemes and £118m (2022: £48m; 2021: £60m) in respect of defined benefit schemes.
b£259m (2022: £197m; 2021: £152m) of compensation cost was capitalised as internally generated software.